Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits [line items]
Total deposits	$ 837,046	$ 789,635
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	309,000	283,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	20,000	16,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	38,000	37,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 32,000	$ 29,000